Fair Value Measurements (Details 5) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Restricted cash	$ 421,170,000
Liabilities
Derivative liabilities	(1,281,000)
Predecessor
Assets
Restricted cash		464,824,000
Liabilities
Derivative liabilities		(8,348,000)
Book Value
Assets
Cash and cash equivalents, including Restricted cash	1,007,519,000
Notes receivable	51,558,000
Total	1,059,077,000
Liabilities
Debt financings	(24,568,509,000)
Derivative liabilities	(1,281,000)
Guarantees	(133,500,000)
Total	(24,703,290,000)
Book Value | Predecessor
Assets
Cash and cash equivalents, including Restricted cash		1,816,229,000
Notes receivable		18,146,000
Total		1,834,375,000
Liabilities
Debt financings		(21,440,857,000)
Derivative liabilities		(8,348,000)
Guarantees		(128,750,000)
Total		(21,577,955,000)
Fair Value
Assets
Cash and cash equivalents, including Restricted cash	1,007,519,000
Notes receivable	51,558,000
Total	1,059,077,000
Liabilities
Debt financings	(24,443,579,000)
Derivative liabilities	(1,281,000)
Guarantees	(131,814,000)
Total	(24,576,674,000)
Fair Value | Predecessor
Assets
Cash and cash equivalents, including Restricted cash		1,816,229,000
Notes receivable		19,686,000
Total		1,835,915,000
Liabilities
Debt financings		(22,963,578,000)
Derivative liabilities		(8,348,000)
Guarantees		(119,645,000)
Total		(23,091,571,000)
Fair Value | Level 1
Assets
Cash and cash equivalents, including Restricted cash	1,007,519,000
Total	1,007,519,000
Restricted cash	421,200,000
Fair Value | Level 1 | Predecessor
Assets
Cash and cash equivalents, including Restricted cash		188,263,000
Total		188,263,000
Fair Value | Level 2
Assets
Notes receivable	51,558,000
Total	51,558,000
Liabilities
Debt financings	(24,443,579,000)
Derivative liabilities	(1,281,000)
Total	(24,444,860,000)
Fair Value | Level 2 | Predecessor
Assets
Cash and cash equivalents, including Restricted cash		1,627,966,000
Notes receivable		19,686,000
Total		1,647,652,000
Restricted cash		464,800,000
Liabilities
Debt financings		(22,963,578,000)
Derivative liabilities		(8,348,000)
Total		(22,971,926,000)
Derivative liabilities, CVA and MVA adjustments		10,000
Fair Value | Level 3
Liabilities
Guarantees	(131,814,000)
Total	(131,814,000)
Fair Value | Level 3 | Predecessor
Liabilities
Guarantees		(119,645,000)
Total		$ (119,645,000)